THE BRANDYWINE FUNDS

Managed by Friess Associates, LLC       Quarterly Report      December 31, 2001

DEAR FELLOW SHAREHOLDERS:

   We did a lousy job for you in the December quarter. While most of the stocks that drove peer funds and indexes did not fit our disciplines, the upshot is Brandy-wine posted a modest gain and Blue retraced slightly when many others enjoyed stronger performance.

   Nowhere is this more evident than in a comparison of Brandywine against the best-performing fund in the Morningstar mid-cap growth group. The peer fund, which will remain nameless, surged almost 88 percent in the quarter!

                 DECEMBER QUARTER PERFORMANCE VS. LEADING PEER

                    BRWIX             Peer
                    -----             ----
09/28/2001            0                0
10/01/2001           -0.6             -2.5
10/02/2001            0.7              0.8
10/03/2001            1.8             11.7
10/04/2001            1.2             19.1
10/05/2001            1.3             20.3
10/08/2001            0.7             22.7
10/09/2001            0.5             18.5
10/10/2001            1.4             25.9
10/11/2001            0.6             37.0
10/12/2001           -0.3             39.8
10/15/2001            1.1             38.8
10/16/2001            1.4             40.4
10/17/2001           -1.0             33.1
10/18/2001           -2.0             31.6
10/19/2001           -0.8             33.0
10/22/2001            0.4             31.9
10/23/2001           -0.7             32.2
10/24/2001           -1.4             36.5
10/25/2001           -0.8             39.8
10/26/2001           -0.1             40.5
10/29/2001           -1.3             34.2
10/30/2001           -2.7             29.1
10/31/2001           -2.7             32.7
11/01/2001           -1.8             35.3
11/02/2001           -1.6             35.6
11/05/2001           -1.2             41.8
11/06/2001           -0.7             48.7
11/07/2001           -1.4             56.2
11/08/2001           -2.7             54.7
11/09/2001           -3.1             54.4
11/12/2001           -2.6             55.8
11/13/2001           -2.3             62.6
11/14/2001           -2.4             63.8
11/15/2001           -3.2             61.6
11/16/2001           -3.2             61.6
11/19/2001           -1.8             65.8
11/20/2001           -0.7             58.4
11/21/2001           -0.9             57.9
11/23/2001           -0.1             61.5
11/26/2001           -0.1             64.6
11/27/2001           -0.1             68.0
11/28/2001           -1.4             60.2
11/29/2001           -0.5             66.6
11/30/2001           -0.6             66.1
12/03/2001           -1.0             61.5
12/04/2001           -0.2             69.2
12/05/2001            1.0             80.4
12/06/2001            0.7             82.4
12/07/2001            0.2             81.0
12/10/2001           -1.2             80.7
12/11/2001           -1.4             83.2
12/12/2001           -1.6             87.5
12/13/2001           -1.8             80.3
12/14/2001           -1.4             77.0
12/17/2001           -1.2             78.3
12/18/2001           -0.5             86.6
12/19/2001           -0.3             87.1
12/20/2001           -0.6             77.7
12/21/2001            0.2             86.6
12/24/2001            0.6             84.4
12/26/2001            1.3             84.9
12/27/2001            1.5             88.6
12/28/2001            2.2             92.3
12/31/2001            1.8             87.8

   The key to understanding how such vastly different results are possible is recognizing the different approaches each fund employs. As of October 31, the peer fund's top-five holdings -- Interwoven, Embarcadero Technologies, Stellent, I-many and Storage Networks -- represented nearly one-third of the fund's assets. None of these companies meets our criteria.

                         BRANDYWINE       BRANDYWINE BLUE
CUMULATIVE                % CHANGE            % CHANGE
----------               ----------       ---------------
QUARTER                      1.83               -0.14
ONE YEAR                   -20.55              -22.81
FIVE YEARS                  45.36               45.40
TEN YEARS                  249.60              249.08
INCEPTION                  880.15*<F1>         388.74**<F2>

ANNUALIZED
-----------
Five Years                   7.77                7.77
Ten Years                   13.33               13.32
Inception                   15.33*<F1>          15.56**<F2>

 *<F1>  12/30/85
**<F2>  1/10/91

   Only one, Stellent, existed as a public company before 1999. At about 60 times calendar-year 2002 estimates, it sells at more than three times your average holding's price-to-earnings ratio. Embarcadero and I-many are also expected to turn profits in 2002, but they sell at 89 and 85 times earnings estimates. Analysts predict Storage Networks will lose $0.83 a share in 2002. The fund's largest holding, Interwoven, expects 2002 to be its first break-even year.

   Investors favored technology in the past three months, including the Internet software, telecom equipment and computer networking companies that dominate the peer fund. Your tech weighting remains relatively low because, in general, prices are too high relative to earnings and the foreseeable outlook is weak. While avoiding over-priced, fundamentally troubled companies worked against us in the quarter, it caused Brandywine to surpass 97 percent of Morningstar mid-cap growth funds in the September quarter, putting the Fund in the middle of the pack for the last six months.

   Despite its recent surge, the fund that prospered in the December quarter remains among the worst-performing funds in its peer group for 2001 with a near-60 percent decline!

                       CALENDAR YEAR 2001 PERFORMANCE VS.
                        DECEMBER QUARTER'S LEADING PEER

Date                  BRWIX                Peer
----                  -----                ----
12/29/2000              0                   0
01/02/2001             -4.0               -14.8
01/03/2001             -3.1                -3.5
01/04/2001             -5.8               -11.3
01/05/2001             -6.5               -19.7
01/08/2001             -5.4               -21.4
01/09/2001             -5.3               -20.4
01/10/2001             -5.0               -14.8
01/11/2001             -5.9                -8.1
01/12/2001             -5.8                -7.5
01/16/2001             -5.0                -5.9
01/17/2001             -6.0                -1.7
01/18/2001             -6.8                -2.0
01/19/2001             -8.3                 1.1
01/22/2001             -6.8                -0.1
01/23/2001             -5.2                 3.3
01/24/2001             -4.9                 3.8
01/25/2001             -3.9                -0.4
01/26/2001             -4.1                 1.6
01/29/2001             -4.2                 5.6
01/30/2001             -4.4                 5.0
01/31/2001             -4.7                 1.4
02/01/2001             -5.0                 1.8
02/02/2001             -4.7                -1.4
02/05/2001             -3.7                -2.9
02/06/2001             -2.8                -2.9
02/07/2001             -2.6                -6.3
02/08/2001             -2.8                -8.2
02/09/2001             -3.6               -11.8
02/12/2001             -2.9               -15.3
02/13/2001             -3.2               -17.5
02/14/2001             -2.6               -16.9
02/15/2001             -2.7               -11.5
02/16/2001             -4.1               -15.5
02/20/2001             -4.8               -21.9
02/21/2001             -6.0               -24.7
02/22/2001             -6.8               -27.6
02/23/2001             -7.1               -26.6
02/26/2001             -6.1               -25.6
02/27/2001             -7.5               -31.2
02/28/2001             -8.3               -35.9
03/01/2001             -8.3               -36.2
03/02/2001             -8.0               -40.8
03/05/2001             -8.0               -42.4
03/06/2001             -7.2               -40.8
03/07/2001             -5.2               -41.4
03/08/2001             -5.6               -45.8
03/09/2001             -6.8               -50.2
03/12/2001             -9.9               -52.6
03/13/2001            -10.9               -49.3
03/14/2001            -12.7               -50.2
03/15/2001            -13.4               -52.8
03/16/2001            -14.5               -55.0
03/19/2001            -13.2               -52.4
03/20/2001            -13.3               -53.8
03/21/2001            -15.2               -54.7
03/22/2001            -17.3               -52.2
03/23/2001            -15.3               -50.8
03/26/2001            -13.5               -51.5
03/27/2001            -13.1               -51.7
03/28/2001            -14.1               -57.4
03/29/2001            -13.6               -60.4
03/30/2001            -12.4               -59.7
04/02/2001            -13.6               -62.1
04/03/2001            -15.7               -66.7
04/04/2001            -15.2               -67.3
04/05/2001            -13.3               -62.4
04/06/2001            -14.7               -63.3
04/09/2001            -13.0               -62.5
04/10/2001            -11.5               -57.6
04/11/2001            -12.8               -56.8
04/12/2001            -12.5               -54.4
04/16/2001            -12.1               -55.5
04/17/2001            -10.6               -54.7
04/18/2001            -10.1               -48.0
04/19/2001            -11.0               -44.3
04/20/2001            -11.1               -45.5
04/23/2001            -10.6               -49.7
04/24/2001            -10.5               -50.8
04/25/2001             -9.0               -49.5
04/26/2001             -7.5               -50.0
04/27/2001             -7.3               -49.0
04/30/2001             -7.1               -45.9
05/01/2001             -6.7               -43.8
05/02/2001             -8.4               -41.0
05/03/2001             -9.4               -43.0
05/04/2001             -8.6               -42.1
05/07/2001             -8.9               -43.9
05/08/2001             -9.3               -42.7
05/09/2001             -8.9               -43.5
05/10/2001             -9.1               -44.8
05/11/2001             -9.4               -46.1
05/14/2001             -8.7               -47.6
05/15/2001             -8.5               -47.1
05/16/2001             -7.0               -44.7
05/17/2001             -6.4               -41.3
05/18/2001             -6.2               -40.8
05/21/2001             -5.6               -36.6
05/22/2001             -5.9               -36.6
05/23/2001             -7.5               -39.0
05/24/2001             -7.1               -38.2
05/25/2001             -7.9               -39.4
05/29/2001             -8.0               -43.0
05/30/2001             -8.6               -46.7
05/31/2001             -7.7               -45.5
06/01/2001             -7.8               -45.0
06/04/2001             -7.2               -45.9
06/05/2001             -6.3               -43.0
06/06/2001             -7.3               -42.3
06/07/2001             -7.9               -42.4
06/08/2001             -8.1               -43.5
06/11/2001             -8.8               -44.6
06/12/2001             -8.3               -44.2
06/13/2001             -8.4               -46.1
06/14/2001             -9.6               -49.2
06/15/2001             -9.4               -49.8
06/18/2001             -9.8               -51.8
06/19/2001            -10.2               -51.7
06/20/2001            -10.0               -50.7
06/21/2001            -10.1               -49.8
06/22/2001            -11.1               -51.6
06/25/2001            -11.5               -52.1
06/26/2001            -11.0               -51.2
06/27/2001            -11.1               -50.0
06/28/2001            -10.9               -48.7
06/29/2001            -10.6               -46.3
07/02/2001            -11.2               -47.4
07/03/2001            -11.1               -49.5
07/05/2001            -11.3               -50.7
07/06/2001            -12.2               -53.1
07/09/2001            -12.2               -53.4
07/10/2001            -12.5               -54.9
07/11/2001            -12.7               -55.4
07/12/2001            -11.6               -52.3
07/13/2001            -11.0               -53.4
07/16/2001            -11.7               -55.3
07/17/2001            -10.8               -53.9
07/18/2001            -10.9               -57.9
07/19/2001            -10.9               -58.6
07/20/2001            -10.9               -59.2
07/23/2001            -11.7               -59.9
07/24/2001            -13.5               -60.3
07/25/2001            -13.0               -60.6
07/26/2001            -12.2               -58.2
07/27/2001            -11.8               -57.9
07/30/2001            -11.7               -58.7
07/31/2001            -11.1               -58.8
08/01/2001            -11.5               -57.8
08/02/2001            -12.2               -57.8
08/03/2001            -12.2               -58.2
08/06/2001            -13.1               -58.8
08/07/2001            -12.8               -59.5
08/08/2001            -13.8               -61.3
08/09/2001            -13.8               -61.8
08/10/2001            -13.1               -62.6
08/13/2001            -12.4               -61.7
08/14/2001            -12.2               -62.1
08/15/2001            -12.4               -63.4
08/16/2001            -12.7               -64.0
08/17/2001            -13.6               -64.7
08/20/2001            -13.2               -64.9
08/21/2001            -13.6               -65.8
08/22/2001            -12.9               -64.8
08/23/2001            -13.1               -65.4
08/24/2001            -13.1               -63.7
08/27/2001            -13.3               -63.4
08/28/2001            -14.0               -64.2
08/29/2001            -14.1               -64.4
08/30/2001            -14.8               -65.7
08/31/2001            -14.8               -65.1
09/04/2001            -14.5               -66.1
09/05/2001            -14.7               -67.4
09/06/2001            -15.8               -68.6
09/07/2001            -17.4               -69.3
09/10/2001            -17.7               -69.9
09/17/2001            -21.4               -71.3
09/18/2001            -23.0               -72.1
09/19/2001            -24.3               -72.7
09/20/2001            -26.7               -73.5
09/21/2001            -28.1               -75.2
09/24/2001            -26.7               -74.0
09/25/2001            -25.2               -74.7
09/26/2001            -24.4               -77.4
09/27/2001            -22.9               -78.7
09/28/2001            -22.0               -78.5
10/01/2001            -22.4               -79.1
10/02/2001            -21.4               -78.4
10/03/2001            -20.6               -76.0
10/04/2001            -21.1               -74.4
10/05/2001            -21.0               -74.2
10/08/2001            -21.4               -73.7
10/09/2001            -21.6               -74.6
10/10/2001            -20.9               -73.0
10/11/2001            -21.5               -70.6
10/12/2001            -22.2               -70.0
10/15/2001            -21.1               -70.2
10/16/2001            -20.9               -69.9
10/17/2001            -22.7               -71.4
10/18/2001            -23.5               -71.8
10/19/2001            -22.6               -71.5
10/22/2001            -21.7               -71.7
10/23/2001            -22.5               -71.6
10/24/2001            -23.1               -70.7
10/25/2001            -22.6               -70.0
10/26/2001            -22.1               -69.9
10/29/2001            -23.0               -71.2
10/30/2001            -24.1               -72.3
10/31/2001            -24.1               -71.5
11/01/2001            -23.4               -71.0
11/02/2001            -23.2               -70.9
11/05/2001            -22.9               -69.6
11/06/2001            -22.5               -68.1
11/07/2001            -23.1               -66.5
11/08/2001            -24.1               -66.8
11/09/2001            -24.4               -66.9
11/12/2001            -24.0               -66.6
11/13/2001            -23.7               -65.1
11/14/2001            -23.8               -64.9
11/15/2001            -24.5               -65.3
11/16/2001            -24.5               -65.3
11/19/2001            -23.4               -64.4
11/20/2001            -22.5               -66.0
11/21/2001            -22.7               -66.1
11/23/2001            -22.0               -65.4
11/26/2001            -22.0               -64.7
11/27/2001            -22.1               -64.0
11/28/2001            -23.1               -65.6
11/29/2001            -22.4               -64.3
11/30/2001            -22.5               -64.4
12/03/2001            -22.8               -65.4
12/04/2001            -22.2               -63.7
12/05/2001            -21.2               -61.3
12/06/2001            -21.5               -60.9
12/07/2001            -21.8               -61.2
12/10/2001            -22.9               -61.2
12/11/2001            -23.1               -60.7
12/12/2001            -23.2               -59.8
12/13/2001            -23.4               -61.3
12/14/2001            -23.1               -62.0
12/17/2001            -22.9               -61.8
12/18/2001            -22.4               -60.0
12/19/2001            -22.3               -59.9
12/20/2001            -22.5               -61.9
12/21/2001            -21.8               -60.0
12/24/2001            -21.5               -60.4
12/26/2001            -21.0               -60.3
12/27/2001            -20.8               -59.5
12/28/2001            -20.2               -58.7
12/31/2001            -20.6               -59.7

   Over longer periods stock prices reflect the individual merits of the companies they represent. Brandywine and Brandywine Blue grew 30.6 and 23.1 percent in the three years through December while the S&P 500 and Nasdaq Composite Indexes fell 3.1 and 11.1 percent. The Russell 2000 Index gained 15.8 percent. Fundamentals do matter.

                      BRANDYWINE FUNDS OUTPACE KEY INDEXES
                              IN LAST THREE YEARS

                    BRANDYWINE FUND                    30.6%
                    BRANDYWINE BLUE FUND               23.1%
                    RUSSELL 2000 INDEX                 15.8%
                    S&P 500 INDEX                      -3.1%
                    NASDAQ COMPOSITE INDEX            -11.1%


   Months after the start of this three-year period the Nasdaq 100 debuted amid feverish demand for tech stocks. The Nasdaq 100 soared past us in the just-completed December quarter as it shot up 34.3 percent. Again, the gains stemmed from stocks we wouldn't currently own because of weak fundamentals, high valuations or both.

   Just five stocks -- Microsoft, Intel, Cisco Systems, Oracle and Dell -- account for 50 percent of the index. Adding the next 15 largest stocks gives us 75 percent. Ten of the top 20 stocks are expected to lose money in 2002. Those with expected earnings sell at an average 2002 price-to-earnings ratio of 90. Despite its December-quarter surge, the Nasdaq 100 fell 33.3 percent in 2001. In fact, it finished the year more than 19 percent lower than when it was introduced in March 1999!

   Health-care-related companies continue to possess some of the strongest earnings outlooks, especially those offering products and services that promise to lower health-care costs such as generic drug makers and pharmacy benefits managers. And while the tech sector as a whole is far from out of the woods, your team is isolating individual tech companies with renewed prospects.

   Still, your team doesn't set out to buy "health care" or "technology" because one place or the other seems to be where the action is. Strong fundamentals and reasonable valuations are what attract our attention, one company at a time.

   This same commitment to investing in companies with strong fundamental outlooks is the reason Brandywine and Brandywine Blue gained 7.1 and 6.8 percent in 2000 when others plummeted. The Nasdaq Composite dropped 39.3 percent. We're grateful, therefore, for your longer-term perspective, but we nevertheless get frustrated in quarters like the one just completed.

   The average Brandywine holding sells at less than 19 times 2002 earnings estimates with 32 percent earnings growth expected in 2002. The average S&P 500 component, which saw earnings fall 23 percent last year, sells at nearly 24 times 2002 estimates with just 13 percent earnings growth predicted.

   All of my stock-market investments are in the Brandywine Funds. Same goes for Bill D'Alonzo and the assets in your team's pension plan, so we remain committed to the same time-tested approach even when short-term results allow others to shine.

   We appreciate your confidence in our research-driven strategy and the team that implements it on your behalf. Your team is committed to continuing to earn that confidence in the months and years ahead.

   God Bless!

   /s/Foster Friess

   Foster Friess
   President                                                    January 4, 2002

CAPITAL GAINS UPDATE . . .

   The Brandywine Funds distributed no capital gains in 2001, so please keep that in mind when preparing your tax return. If you did not sell any Fund shares during the year, then there should be no 2001 tax implications related to your investment.

   As of December 31, 2001, Brandywine and Brandywine Blue can realize gains of approximately $6.22 and $5.03 per share without triggering a taxable capital gains distribution in October of this year. We'll continue to provide updates throughout the year to assist with your tax-planning efforts.

                                BRANDYWINE FUND

               PERCENT CHANGE IN TOP TEN HOLDINGS FROM BOOK COST

 1. Circuit City Stores-Circuit City Group            +23.9%
 2. Tyco International Ltd.                            +1.6%
 3. General Dynamics Corp.                            -14.4%
 4. Abbott Laboratories                                +3.1%
 5. Tenet Healthcare Corp.                            +36.0%
 6. L-3 Communications Holdings, Inc.                  +4.0%
 7. St. Jude Medical, Inc.                            +73.8%
 8. UnitedHealth Group Inc.                           +25.0%
 9. NIKE, Inc. Cl B                                   +23.3%
10. IVAX Corp.                                        -23.2%

                                  EARNINGS GROWTH

                           YOUR COMPANIES        32%
                           S&P 500               13%

                     FORECASTED INCREASE IN EARNINGS PER SHARE
                                   2002 VS 2001

ALL FIGURES ARE DOLLAR WEIGHTED AND BASED ON DATA FROM BASELINE, DECEMBER 31, 2001.

                     YOUR COMPANIES' MARKET CAPITALIZATION

                                   LARGE CAP
                              $9 billion and over
                                     29.1%

                                    MID CAP
                            $2 billion to $9 billion
                                     48.6%

                                   SMALL CAP
                                below $2 billion
                                     17.4%

                                      CASH
                                      4.9%

                            TOP TEN INDUSTRY GROUPS

Pharmaceuticals (11.7%)
Medical Services (11.5%)
Medical Products (9.6%)
Aerospace/Defense (8.2%)
Retailing (7.7%)
Medical/Managed Care (7.1%)
Apparel & Shoe Retailers (5.7%)
Software (5.2%)
Health Care Related (5.0%)
Machinery & Miscellaneous Manufacturing (4.6%)
Cash (4.9%)
All Others (18.8%)

                                BRANDYWINE FUND
                      DECEMBER QUARTER "ROSES AND THORNS"

                        $ GAIN
BIGGEST $ WINNERS    (IN MILLIONS)     % GAIN      REASON FOR MOVE
-----------------    ------------      ------      ---------------

Circuit City
Stores                   $32.9          23.5       Earnings at the electronics retailer grew thanks in part to its decision last year to stop selling appliances, freeing up space for higher-margin digital products. Strong sales at Carmax, its used-car subsidiary, also aided results, as economic uncertainty spurred demand for affordable cars. November-quarter earnings growth exceeded estimates by 43 percent.

Lowe's
Companies                $20.9          35.8       A resilient housing market helped the second-largest home improvement chain beat con-sensus earnings estimates with 22 percent October-quarter earnings growth.
                                                   Lowe's is in-creasingly opening large new stores in major metropolitan areas, increasing its buying power and competing more directly with The Home Depot. You sold when shares hit target price.

Progressive Corp.        $17.1           9.1       Sharply improved underwriting profitability and reduced expenses related to settling losses led to robust September-quarter earnings growth for the insurance provider. Progressive earned $2.01 a share versus $0.51 in the year-
                                                   ago period, topping estimates by 31 percent. You sold when shares hit target price.

Nike, Inc.               $15.6          16.4       Nike exceeded November-quarter earnings estimates on better-than-expected sales of its athletic shoes and apparel. The company also foreshadowed continued
                                                   strength when it publicly announced increased orders for delivery in early 2002 compared to year-ago levels.

St. Jude
Medical, Inc.            $14.3          12.0       The company topped expectations with 32 percent September-quarter earnings growth on strong sales of new products. St. Jude's largest unit, cardiac rhythm management, saw U.S. pacemaker sales grow 17 percent in the quarter.

                        $ LOSS
BIGGEST $ LOSERS     (IN MILLIONS)     % LOSS      REASON FOR MOVE
----------------     ------------      ------      ---------------

Dynegy, Inc.             $57.4          33.8       You sold shares when the energy supplier withdrew its offer to acquire Enron after the discovery of enormous debt buried in Enron's various limited partnership arrangements, none of which were detailed in the company's financial statements.  The merger would have given Dynegy rights to Enron's northern natural-gas pipeline.

Mirant Corp.             $56.3          47.2       The independent power producer suffered after credit agencies tightened debt-
                                                   rating standards in the wake of Enron's collapse.  Credit agencies lowered
                                                   Mirant's ratings, making it more difficult for the company to back trades and raise capital.  You sold Mirant during the quarter.

General
Dynamics Corp.           $27.3          14.4       Shares of the defense contractor fell when management indicated that 2002 profit estimates were too high and that earlier production estimates for business jets were incorrect.  The company was awarded the $3.7 billion T-AKE contract for the
                                                   Navy's next generation of supply ships during the quarter and is expected to benefit as more executives lease private jets to cut down travel time.

Washington Mutual, Inc.  $18.6          25.5       September-quarter earnings grew 64 percent to $0.94 per share.  However, you sold shares as investors grew concerned that a period of declining interest rates is nearing an end while consumer debt continues to rise.  The largest U.S.
                                                   savings and loan increased the amount of money it puts aside to cover for bad loans.

BellSouth Corp.          $15.1          11.0       Focusing on new growth areas such as wireless and digital subscriber lines helped the local telecommunications provider beat September-quarter expectations. Bellsouth shares fell when competitor SBC Communications guided analyst's 2002 expectations down as demand for business and residential services slowed. You sold Bellsouth during the quarter.

All gains/losses are calculated on an average cost basis

                              BRANDYWINE BLUE FUND

               PERCENT CHANGE IN TOP TEN HOLDINGS FROM BOOK COST

 1. Tyco International Ltd.                            +0.9%
 2. Computer Associates International, Inc.            +5.6%
 3. TJX Companies, Inc.                                +8.1%
 4. General Mills, Inc.                                +6.3%
 5. NIKE, Inc. Cl B                                   +27.4%
 6. Abbott Laboratories                                +2.9%
 7. Electronic Data Systems Corp.                      -1.9%
 8. Tenet Healthcare Corp.                            +22.0%
 9. HEALTHSOUTH Corp.                                  -6.0%
10. UnitedHealth Group Inc.                           +18.8%

                                  EARNINGS GROWTH

                           YOUR COMPANIES             31%
                           S&P 500                    13%

                     FORECASTED INCREASE IN EARNINGS PER SHARE
                                   2002 VS 2001

ALL FIGURES ARE DOLLAR WEIGHTED AND BASED ON DATA FROM BASELINE, DECEMBER 31, 2001.

                     YOUR COMPANIES' MARKET CAPITALIZATION

                                   LARGE CAP
                              $9 billion and over
                                     66.3%

                                    MID CAP
                            $2 billion to $9 billion
                                     25.3%

                                      CASH
                                      8.4%

                            TOP TEN INDUSTRY GROUPS

Pharmaceuticals (16.3%)
Medical Services (11.1%)
Medical Products (10.4%)
Apparel & Shoe Retailers (10.3%)
Food/Restaurants (6.6%)
Computer/Electronics (6.2%)
Machinery & Miscellaneous Manufacturing (5.5%)
Software (5.4%)
Medical/Managed Care (4.3%)
Aerospace/Defense (4.1%)
Cash (8.4%)
All Others (11.4%)

                              BRANDYWINE BLUE FUND
                      DECEMBER QUARTER "ROSES AND THORNS"

                        $ GAIN
BIGGEST $ WINNERS    (IN MILLIONS)     % GAIN      REASON FOR MOVE
----------------     ------------      ------      ---------------

Lowe's
Companies                $4.0           37.1       A resilient housing market helped the second-largest home improvement chain beat con-sensus earnings estimates with 22 percent October-quarter earnings growth.
                                                   Lowe's is in-creasingly opening large new stores in major metropolitan areas, increasing its buying power and competing more directly with The Home Depot. You sold when shares hit target price.

Nike, Inc.               $2.2           18.7       Nike exceeded November-quarter earnings estimates on better-than-expected sales of its athletic shoes and apparel.  The company also foreshadowed continued
                                                   strength when it publicly announced increased orders for delivery in early 2002 compared to year-ago levels.

Progressive Corp.        $1.8            9.0       Sharply improved underwriting profitability and reduced expenses related to settling losses led to robust September-quarter earnings growth for the insurance provider.  Progressive earned $2.01 a share versus $0.51 in the year-
                                                   ago period, topping estimates by 31 percent.  You sold when shares hit target price.

H&R Block, Inc.          $1.7           20.4       Strong mortgage results helped H&R Block surpass October-quarter earnings expectations by 25 percent, marking the seventh consecutive quarter the company exceeded earnings estimates. The financial services company guided earnings estimates higher for the January and April quarters on expectations that tax law changes will increase demand for its core tax preparation business.

WellPoint Health         $1.2            8.9       Aggressive acquisitions in key markets allowed the Blue Cross health-care
Networks, Inc.                                     provider to quickly gain market share.  Wellpoint beat expectations with 19 percent September-quarter earnings growth.  You sold Wellpoint when it hit its target price.

                        $ LOSS
BIGGEST $ LOSERS     (IN MILLIONS)     % LOSS      REASON FOR MOVE
----------------     ------------      ------      ---------------

Mirant Corp.             $5.1           45.9       The independent power producer suffered after credit agencies tightened debt-
                                                   rating standards in the wake of Enron's collapse.  Credit agencies lowered
                                                   Mirant's ratings, making it more difficult for the company to back trades and raise capital.  You sold Mirant during the quarter.

Dynegy, Inc.             $3.7           33.4       You sold shares when the energy supplier withdrew its offer to acquire Enron after the discovery of enormous debt buried in Enron's various limited partnership arrangements, none of which were detailed in the company's financial statements.  The merger would have given Dynegy rights to Enron's northern natural-gas pipeline.

Washington Mutual, Inc.  $2.0           25.0       September-quarter earnings grew 64 percent to $0.94 per share.  However, you sold shares as investors grew concerned that a period of declining interest rates is nearing an end while consumer debt continues to rise.  The largest U.S.
                                                   savings and loan increased the amount of money it puts aside to cover for bad loans.

General
Dynamics Corp.           $1.8           14.4       Shares of the defense contractor fell when management indicated that 2002 profit estimates were too high and that earlier production estimates for business jets were incorrect.  The company was awarded the $3.7 billion T-AKE contract for the
                                                   Navy's next generation of supply ships during the quarter and is expected to benefit as more executives lease private jets to cut down travel time.

BellSouth Corp.          $1.2           11.2       Focusing on new growth areas such as wireless and digital subscriber lines helped the local telecommunications provider beat September-quarter expectations. Bellsouth shares fell when competitor SBC Communications guided analyst's 2002 expectations down as demand for business and residential services slowed. You sold Bellsouth during the quarter.

All gains/losses are calculated on an average cost basis

                             BRANDYWINE FUND, INC.
                            STATEMENT OF NET ASSETS
                               December 31, 2001
                                  (Unaudited)

                                                                     QUOTED
                                                                     MARKET
   SHARES                                             COST        VALUE (B)<F4>
   ------                                            ----        -------------

COMMON STOCKS - 95.1% (A)<F3>

              AEROSPACE/DEFENSE - 8.2%
    834,500   Alliant Techsystems Inc.           $   60,222,484  $   64,423,400
    145,000   EDO Corp.                               3,517,189       3,835,250
  2,040,900   General Dynamics Corp.                189,795,989     162,537,276
    110,000   Herley Industries, Inc.                 1,661,360       1,870,000
  1,283,500   L-3 Communications
               Holdings, Inc.                       111,123,921     115,515,000
                                                 --------------  --------------
                                                    366,320,943     348,180,926

                  THIS SECTOR IS 5.0% BELOW YOUR FUND'S COST.

              APPAREL & SHOE RETAILERS - 5.7%
     75,000   Cato Corp.                              1,384,747       1,417,500
    416,000   Christopher & Banks Corp.              11,740,929      14,248,000
  2,659,900   Foot Locker, Inc.                      38,404,471      41,627,435
  1,766,700   NIKE, Inc. Cl B                        80,615,042      99,359,208
    275,000   Pacific Sunwear of California, Inc.     4,882,632       5,615,500
    685,900   Ross Stores, Inc.                      21,838,953      22,003,672
    175,000   Stage Stores, Inc.                      2,983,812       3,981,250
    415,700   Talbots, Inc.                          13,738,198      15,069,125
    751,700   TJX Companies, Inc.                    27,183,113      29,962,762
    362,700   Wet Seal, Inc.                          7,022,876       8,541,585
                                                 --------------  --------------
                                                    209,794,773     241,826,037

                  THIS SECTOR IS 15.3% ABOVE YOUR FUND'S COST.

              BUILDING RELATED - 0.7%
    777,700   Masco Corp.                            18,796,502      19,053,650
     80,000   Monaco Coach Corp.                      1,777,564       1,749,600
    370,250   Tetra Tech, Inc.                        5,917,402       7,371,678
                                                 --------------  --------------
                                                     26,491,468      28,174,928

                  THIS SECTOR IS 6.4% ABOVE YOUR FUND'S COST.

              COMPUTER/ELECTRONICS - 1.3%
     50,000   Benchmark Electronics, Inc.               921,710         948,000
     94,900   Computer Sciences Corp.                 4,579,708       4,648,202
     91,500   DRS Technologies, Inc.                  1,594,810       3,261,975
    157,500   Engineered Support Systems, Inc.        6,061,771       5,388,075
  2,164,100   Gateway, Inc.                          16,640,136      17,399,364
     29,800   Kronos Inc.                             1,312,601       1,441,724
    577,200   Overture Services, Inc.                19,487,114      20,450,196
     75,000   SafeNet, Inc.                           1,432,387       1,420,500
    290,000   SONICblue, Inc.                         1,131,583       1,171,600
                                                 --------------  --------------
                                                     53,161,820      56,129,636

                  THIS SECTOR IS 5.6% ABOVE YOUR FUND'S COST.

              DRILLING & OIL/GAS SERVICES - 2.6%
  1,744,200   ENSCO International Inc.               36,806,277      43,343,370
  1,158,575   GlobalSantaFe Corp.                    28,497,163      33,042,559
  2,370,400   Key Energy Services, Inc.              27,806,301      21,807,680
    143,500   Noble Drilling Corp.                    4,455,135       4,884,740
    381,700   Pride International, Inc.               5,333,378       5,763,670
     76,500   Willbros Group, Inc.                      997,115       1,224,000
                                                 --------------  --------------
                                                    103,895,369     110,066,019

                  THIS SECTOR IS 5.9% ABOVE YOUR FUND'S COST.

              FINANCIAL/BUSINESS SERVICES - 4.3%
    350,000   Acxiom Corp.                            6,175,870       6,114,500
    100,000   Armor Holdings, Inc.                    2,200,000       2,699,000
    386,800   The BISYS Group, Inc.                  23,430,264      24,751,332
    226,800   Corinthian Colleges, Inc.               7,050,627       9,273,852
    175,700   Education Management Corp.              6,049,271       6,369,125
    141,800   Exult Inc.                              1,891,612       2,275,890
    242,300   FTI Consulting, Inc.                    6,899,867       7,947,440
  1,575,400   H&R Block, Inc.                        58,455,496      70,420,380
    275,000   MCSi, Inc.                              5,823,633       6,448,750
     35,900   National Processing, Inc.               1,025,304       1,166,750
     98,800   NDCHealth Corp.                         3,316,077       3,413,540
     82,500   Republic Bancorp Inc.                   1,026,452       1,142,625
     67,500   Right Management Consultants, Inc.      1,500,470       1,167,750
    945,500   SEI Investments Co.                    41,191,845      42,651,505
                                                 --------------  --------------
                                                    166,036,788     185,842,439

                  THIS SECTOR IS 11.9% ABOVE YOUR FUND'S COST.

              FOOD/RESTAURANTS - 3.9%
    300,000   AFC Enterprises, Inc.                   6,900,000       8,517,000
     75,000   American Italian Pasta Co.              2,792,165       3,152,250
    594,700   Dean Foods Co.                         34,669,762      40,558,540
  1,321,800   General Mills, Inc.                    64,632,924      68,746,818
    395,100   Tricon Global Restaurants, Inc.        17,913,582      19,438,920
    919,000   Wendy's International, Inc.            24,990,131      26,807,230
                                                 --------------  --------------
                                                    151,898,564     167,220,758

                  THIS SECTOR IS 10.1% ABOVE YOUR FUND'S COST.

              HEALTH CARE RELATED - 5.0%
  1,593,100   AdvancePCS                             50,559,352      46,757,485
    980,900   Express Scripts, Inc.                  41,955,872      45,866,884
    341,200   Fisher Scientific International Inc.    9,998,116       9,963,040
  1,875,500   McKesson Corp.                         71,246,891      70,143,700
    200,000   MIM Corp.                               2,624,399       3,560,000
    220,300   Owens & Minor, Inc.                     3,625,670       4,075,550
    712,000   Priority Healthcare Corp. Cl B         17,639,703      25,055,280
    350,000   Syncor International Corp.             12,168,670      10,024,000
                                                 --------------  --------------
                                                    209,818,673     215,445,939

                  THIS SECTOR IS 2.7% ABOVE YOUR FUND'S COST.

              HOME/OFFICE RELATED - 0.7%
    125,000   InFocus Corp.                           2,568,361       2,752,500
    955,200   Newell Rubbermaid Inc.                 26,505,968      26,334,864
                                                 --------------  --------------
                                                     29,074,329      29,087,364

                   THIS SECTOR IS 0.0% ABOVE YOUR FUNDS COST.

              INSURANCE - 2.0%
    110,000   IPC Holdings, Ltd.                      2,948,543       3,256,000
    281,900   Mercury General Corp.                  10,908,579      12,307,754
    785,000   Old Republic International Corp.       21,248,576      21,987,850
    211,500   PartnerRe Ltd.                         10,843,810      11,421,000
    363,500   RenaissanceRe Holdings, Ltd.           35,095,431      34,677,900
                                                 --------------  --------------
                                                     81,044,939      83,650,504

                  THIS SECTOR IS 3.2% ABOVE YOUR FUND'S COST.

              LEISURE & ENTERTAINMENT - 0.4%
    180,000   Action Performance Companies            5,507,892       5,509,800
    935,000   Hollywood Entertainment Corp.           9,825,472      13,361,150
                                                 --------------  --------------
                                                     15,333,364      18,870,950

                  THIS SECTOR IS 23.1% ABOVE YOUR FUND'S COST.

              MACHINERY & MISCELLANEOUS MANUFACTURING - 4.6%
    130,000   Ivex Packaging Corp.                    2,447,816       2,470,000
  1,726,500   Pactiv Corp.                           25,611,906      30,645,375
  2,775,000   Tyco International Ltd.               160,866,906     163,447,500
                                                 --------------  --------------
                                                    188,926,628     196,562,875

                  THIS SECTOR IS 4.0% ABOVE YOUR FUND'S COST.

              MEDICAL/MANAGED CARE - 7.1%
    309,600   Anthem, Inc.                           11,308,642      15,325,200
  4,282,500   Caremark Rx, Inc.                      58,921,155      69,847,575
    372,500   Coventry Health Care, Inc.              8,069,370       7,431,375
  2,309,900   Humana Inc.                            25,807,052      27,233,721
    755,600   Mid Atlantic Medical Services, Inc.    14,755,386      17,152,120
    801,400   Trigon Healthcare, Inc.                52,058,142      55,657,230
  1,548,200   UnitedHealth Group Inc.                87,671,294     109,566,114
                                                 --------------  --------------
                                                    258,591,041     302,213,335

                  THIS SECTOR IS 16.9% ABOVE YOUR FUND'S COST.

              MEDICAL PRODUCTS - 9.6%
    393,500   Allergan, Inc.                         27,518,003      29,532,175
  1,218,100   Apogent Technologies Inc.              28,132,278      31,426,980
    969,800   Beckman Coulter, Inc.                  40,891,461      42,962,140
  2,653,400   Boston Scientific Corp.                59,152,937      64,000,008
    262,500   CONMED Corp.                            4,939,899       5,239,500
    302,600   The Cooper Companies, Inc.             14,085,590      15,123,948
  1,680,000   Cytyc Corp.                            39,974,130      43,848,000
     90,000   INAMED Corp.                            2,626,594       2,706,300
    126,100   Kensey Nash Corp.                       2,227,992       2,269,800
    206,900   Medical Action Industries Inc.          2,293,587       3,206,950
     50,000   Meridian Medical Technologies, Inc.     1,077,689       1,315,000
     70,000   Orthofix International N.V.             1,926,707       2,597,175
  1,477,300   St. Jude Medical, Inc.                 65,998,751     114,712,345
    175,000   Therasense, Inc.                        3,325,000       4,340,000
    314,100   Thoratec Corp.                          5,856,685       5,339,700
  1,281,300   Zimmer Holdings, Inc.                  35,456,599      39,130,902
                                                 --------------  --------------
                                                    335,483,902     407,750,923

                  THIS SECTOR IS 21.5% ABOVE YOUR FUND'S COST.

              MEDICAL SERVICES - 11.5%
    190,000   AmeriPath, Inc.                         4,881,131       6,129,400
    230,000   AmSurg Corp.                            5,563,280       6,251,400
  1,863,900   Beverly Enterprises, Inc.              17,408,077      16,029,540
    421,400   Charles River Laboratories
               International, Inc.                   13,425,509      14,108,472
    150,000   D & K Healthcare Resources, Inc.        5,466,721       8,542,500
  1,838,500   DaVita, Inc.                           33,330,395      44,951,325
    110,800   DENTSPLY International Inc.             5,528,923       5,562,160
    150,000   Dynacare Inc.                           1,882,625       2,533,500
  1,691,200   Health Management Associates, Inc.     36,018,875      31,118,080
  5,782,000   HEALTHSOUTH Corp.                      93,925,365      85,689,240
     33,200   ICON PLC-SP ADR                           997,328         989,692
    125,000   IMPATH Inc.                             4,141,093       5,563,750
    100,000   Kendle International Inc.               1,933,539       2,016,000
     65,000   Kindred Healthcare, Inc.                3,002,714       3,380,000
  1,120,600   Manor Care, Inc.                       26,894,113      26,569,426
  1,281,300   Omnicare, Inc.                         21,641,341      31,878,744
    240,000   Option Care, Inc.                       3,870,861       4,692,000
     80,000   Select Medical Corp.                    1,197,976       1,286,400
     75,000   Specialty Laboratories, Inc.            2,007,548       2,061,750
  2,115,700   Tenet Healthcare Corp.                 91,322,677     124,233,904
  1,463,700   Universal Health Services, Inc. Cl B   61,785,872      62,617,086
     25,000   U.S. Physical Therapy, Inc.               389,485         404,000
    200,000   VCA Antech, Inc.                        2,000,000       2,424,000
                                                 --------------  --------------
                                                    438,615,448     489,032,369

                  THIS SECTOR IS 11.5% ABOVE YOUR FUND'S COST.

              OIL/GAS EXPLORATION & PRODUCTION - 1.4%
  1,900,000   Chesapeake Energy Corp.                12,706,695      12,559,000
  2,001,800   Ocean Energy Inc.                      37,990,912      38,434,560
    125,000   Plains Resources Inc.                   3,342,054       3,076,250
    284,500   Remington Oil & Gas Corp.               4,128,765       4,921,850
                                                 --------------  --------------
                                                     58,168,426      58,991,660

                  THIS SECTOR IS 1.4% ABOVE YOUR FUND'S COST.

              PHARMACEUTICALS - 11.7%
  2,389,900   Abbott Laboratories                   129,174,616     133,236,925
    591,800   Andrx Group                            25,803,942      41,668,638
  1,086,800   Barr Laboratories, Inc.                76,090,705      86,248,448
    324,400   Enzon, Inc.                            17,507,131      18,257,232
  4,298,000   IVAX Corp.                            112,640,889      86,561,720
    125,000   K-V Pharmaceutical Co.                  2,700,000       3,687,500
    937,200   King Pharmaceuticals, Inc.             35,790,985      39,484,236
    851,000   Shire Pharmaceuticals Group PLC        39,992,505      31,146,600
    522,500   SICOR Inc.                              9,312,544       8,192,800
    819,100   Teva Pharmaceutical
               Industries Ltd. ADR                   49,940,324      50,481,133
                                                 --------------  --------------
                                                    498,953,641     498,965,232

                  THIS SECTOR IS 0.0% ABOVE YOUR FUND'S COST.

              RETAILING - 7.7%
  1,173,200   Barnes & Noble, Inc.                   32,706,813      34,726,720
  6,531,800   Circuit City Stores-
               Circuit City Group                   136,834,748     169,500,210
  1,051,900   Costco Wholesale Corp.                 40,520,047      46,683,322
    586,300   Dollar Tree Stores, Inc.               17,352,933      18,122,533
    610,700   Family Dollar Stores, Inc.             15,126,459      18,308,786
     75,000   Hancock Fabrics, Inc. /Delaware           852,183         986,250
     50,000   Haverty Furniture Companies, Inc.         811,520         827,500
    682,700   Michaels Stores, Inc.                  14,492,638      22,494,965
    303,400   Performance Food Group Co.              8,140,387      10,670,578
    295,000   PETsMART, Inc.                          1,741,224       2,902,800
    202,700   School Specialty, Inc.                  5,708,220       4,637,776
     30,000   West Marine, Inc.                         392,226         440,700
                                                 --------------  --------------
                                                    274,679,398     330,302,140

                  THIS SECTOR IS 20.3% ABOVE YOUR FUND'S COST.

              SEMICONDUCTOR MANUFACTURING - 0.4%
    744,000   ATI Technologies Inc.                   9,592,777       9,448,800
     40,000   ESS Technology, Inc.                      860,620         850,400
    213,700   Integrated Circuit Systems, Inc.        4,122,089       4,827,483
     75,000   OmniVision Technologies, Inc.             609,379         673,500
                                                 --------------  --------------
                                                     15,184,865      15,800,183

                  THIS SECTOR IS 4.1% ABOVE YOUR FUND'S COST.

              SOFTWARE - 5.2%
  1,088,900   Activision, Inc.                       27,307,932      28,322,289
    280,000   Actuate Corp.                           1,367,885       1,475,600
    201,300   BAM! Entertainment, Inc.                1,642,701       1,672,803
     11,400   Business Objects S.A.- SP ADR             383,268         385,320
  2,400,000   Computer Associates
               International, Inc.                   77,804,100      82,776,000
     50,000   HPL Technologies, Inc.                    671,220         892,500
    129,000   Lawson Software                         1,857,782       2,031,750
    350,000   Mentor Graphics Corp.                   8,565,233       8,249,500
    350,000   Midway Games Inc.                       5,166,662       5,253,500
     49,600   MSC.Software Corp.                        585,761         773,760
    689,300   NetIQ Corp.                            21,790,694      24,304,718
    425,000   Pinnacle Systems, Inc.                  3,220,042       3,374,500
  1,941,600   Rational Software Corp.                36,582,457      37,861,200
    421,600   Take-Two Interactive Software, Inc.     5,431,292       6,817,272
    373,100   THQ Inc.                               19,791,172      18,084,157
                                                 --------------  --------------
                                                    212,168,201     222,274,869

                  THIS SECTOR IS 4.8% ABOVE YOUR FUND'S COST.

              SUPERMARKETS - 0.3%
    500,000   Pathmark Stores, Inc.                   8,312,190      12,330,000

                  THIS SECTOR IS 48.3% ABOVE YOUR FUND'S COST.

              MISCELLANEOUS - 0.8%
    446,700   Ball Corp.                             21,812,584      31,581,690
    100,000   Keystone Automotive Industries, Inc.    1,274,561       1,693,000
     80,000   Weight Watchers International, Inc.     1,920,000       2,705,600
                                                 --------------  --------------
                                                     25,007,145      35,980,290

                  THIS SECTOR IS 43.9% ABOVE YOUR FUND'S COST.

                                                 --------------  --------------
              Total common stocks                 3,726,961,915   4,054,699,376

 PRINCIPAL
  AMOUNT                                              COST        VALUE (B)<F4>
 ---------                                            ----        -------------

SHORT-TERM INVESTMENTS - 4.4%(A)<F3>

              COMMERCIAL PAPER - 4.3%
$30,000,000   Salomon Smith Barney Holdings Inc.,
              due 01/02/02, discount of 1.85%        29,998,458      29,998,458
 15,000,000   American General Finance ECN,
              due 01/03/02, discount of 1.93%        14,998,392      14,998,392
 25,000,000   GE Financial Assurance Holdings Inc.,
              due 01/03/02, discount of 2.04%        24,997,167      24,997,167
 30,000,000   Goldman Sachs Group LP,
              due 01/04/02, discount of 2.05%        29,994,875      29,994,875
 30,000,000   American Express Credit Corp.,
              due 01/07/02, discount of 1.77%        29,991,150      29,991,150
 35,000,000   American General Finance ECN,
              due 01/10/02, discount of 2.07%        34,981,887      34,981,887
 20,000,000   FPL Group Capital Inc.,
              due 02/11/02, discount of 2.10%        19,952,166      19,952,166
                                                 --------------  --------------
              Total commercial paper                184,914,095     184,914,095

              VARIABLE RATE DEMAND NOTE - 0.1%
  3,735,949   Firstar Bank U.S.A., N.A.               3,735,949       3,735,949
                                                 --------------  --------------
              Total short-term investments          188,650,044     188,650,044
                                                 --------------  --------------
              Total investments                  $3,915,611,959   4,243,349,420
                                                 --------------
                                                 --------------
              Cash and receivables, less
              liabilities 0.5% (A)<F3>                               21,564,395
                                                                 --------------
                 NET ASSETS                                      $4,264,913,815
                                                                 --------------
                                                                 --------------
              Net Asset Value Per Share
              ($0.01 par value 500,000,000
              shares authorized), offering
              and redemption price
              ($4,264,913,815/182,657,630
              shares outstanding)                                        $23.35
                                                                         ------
                                                                         ------

(a)<F3> Percentages for the various classifications relate to net assets.
(b)<F4> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Short-term investments are valued at amortized cost which approximates quoted market value.

                           BRANDYWINE BLUE FUND, INC.
                            STATEMENT OF NET ASSETS
                               December 31, 2001
                                  (Unaudited)

                                                                      QUOTED
                                                                      MARKET
  SHARES                                                COST       VALUE(B)<F6>
  ------                                                ----       ------------

COMMON STOCKS - 91.6% (A)<F5>

             AEROSPACE/DEFENSE - 4.1%
   132,800   General Dynamics Corp.                 $ 12,352,176   $ 10,576,192

                  THIS SECTOR IS 14.4% BELOW YOUR FUND'S COST.

             APPAREL & SHOE RETAILERS - 10.3%
   230,400   NIKE, Inc. Cl B                          10,170,211     12,957,696
   339,200   TJX Companies, Inc.                      12,511,045     13,520,512
                                                    ------------   ------------
                                                      22,681,256     26,478,208

                  THIS SECTOR IS 16.7% ABOVE YOUR FUND'S COST.

             BUILDING RELATED - 3.2%
   336,900   Masco Corp.                               8,192,956      8,254,050

                  THIS SECTOR IS 0.7% ABOVE YOUR FUND'S COST.

             COMPUTER/ELECTRONICS - 6.2%
    75,000   Computer Sciences Corp.                   3,719,700      3,673,500
   180,000   Electronic Data Systems Corp.            12,578,145     12,339,000
                                                    ------------   ------------
                                                      16,297,845     16,012,500

                  THIS SECTOR IS 1.8% BELOW YOUR FUND'S COST.

             FINANCIAL/BUSINESS SERVICES - 3.5%
   203,800   H&R Block, Inc.                           7,553,990      9,109,860

                  THIS SECTOR IS 20.6% ABOVE YOUR FUND'S COST.

             FOOD/RESTAURANTS - 6.6%
   258,400   General Mills, Inc.                      12,637,227     13,439,384
    70,900   Tricon Global Restaurants, Inc.           3,262,930      3,488,280
                                                    ------------   ------------
                                                      15,900,157     16,927,664

                  THIS SECTOR IS 6.5% ABOVE YOUR FUND'S COST.

             HEALTH CARE RELATED - 2.6%
   177,500   McKesson Corp.                            6,777,850      6,638,500

                  THIS SECTOR IS 2.1% BELOW YOUR FUND'S COST.

             MACHINERY & MISCELLANEOUS MANUFACTURING - 5.5%
   240,000   Tyco International Ltd.                  14,008,913     14,136,000

                  THIS SECTOR IS 0.9% ABOVE YOUR FUND'S COST.

             MEDICAL/MANAGED CARE - 4.3%
   155,000   UnitedHealth Group Inc.                   9,235,045     10,969,350

                  THIS SECTOR IS 18.8% ABOVE YOUR FUND'S COST.

             MEDICAL PRODUCTS - 10.4%
    56,700   Allergan, Inc.                            3,986,289      4,255,335
   408,600   Boston Scientific Corp.                   9,136,650      9,855,432
    81,400   St. Jude Medical, Inc.                    3,341,037      6,320,710
   209,100   Zimmer Holdings, Inc.                     5,740,129      6,385,914
                                                    ------------   ------------
                                                      22,204,105     26,817,391

                  THIS SECTOR IS 20.8% ABOVE YOUR FUND'S COST.

             MEDICAL SERVICES - 11.1%
   231,400   Health Management Associates, Inc.        4,834,509      4,257,760
   801,400   HEALTHSOUTH Corp.                        12,630,557     11,876,748
   210,100   Tenet Healthcare Corp.                   10,109,124     12,337,072
                                                    ------------   ------------
                                                      27,574,190     28,471,580

                  THIS SECTOR IS 3.3% ABOVE YOUR FUND'S COST.

             PHARMACEUTICALS - 16.3%
   228,500   Abbott Laboratories                      12,378,322     12,738,875
   350,400   IVAX Corp.                                9,918,759      7,057,056
   214,600   King Pharmaceuticals, Inc.                8,473,424      9,041,098
   130,300   Shire Pharmaceuticals Group PLC           6,150,839      4,768,980
   135,100   Teva Pharmaceutical
              Industries Ltd. ADR                      8,295,261      8,326,213
                                                    ------------   ------------
                                                      45,216,605     41,932,222

                  THIS SECTOR IS 7.3% BELOW YOUR FUND'S COST.

             RETAILING - 2.1%
   125,000   Costco Wholesale Corp.                    4,838,640      5,547,500

                  THIS SECTOR IS 14.6% ABOVE YOUR FUND'S COST.

             SOFTWARE - 5.4%
   400,000   Computer Associates
              International, Inc.                     13,067,307     13,796,000

                  THIS SECTOR IS 5.6% ABOVE YOUR FUND'S COST.

                                                    ------------   ------------
             Total common stocks                     225,901,035    235,667,017

SHORT-TERM INVESTMENTS - 6.6% (A)<F5>

             COMMERCIAL PAPER - 5.8%
$5,000,000   Salomon Smith Barney Holdings Inc.,
             due 01/02/02, discount of 1.85%           4,999,743      4,999,743
 5,000,000   American Express Credit Corp.,
             due 01/07/02, discount of 1.77%           4,998,525      4,998,525
 5,000,000   American General Finance ECN,
             due 01/10/02, discount of 2.07%           4,997,412      4,997,412
                                                    ------------   ------------
             Total commercial paper                   14,995,680     14,995,680

             VARIABLE RATE DEMAND NOTE - 0.8%
 2,114,315   Firstar Bank U.S.A., N.A.                 2,114,315      2,114,315
                                                    ------------   ------------
             Total short-term investments             17,109,995     17,109,995
                                                    ------------   ------------
             Total investments                      $243,011,030    252,777,012
                                                    ------------
                                                    ------------
             Cash and receivables, less
             liabilities 1.8% (A)<F5>                                 4,511,999
                                                                   ------------
                NET ASSETS                                         $257,289,011
                                                                   ------------
                                                                   ------------
             Net Asset Value Per Share ($0.01
             par value 100,000,000 shares
             authorized), offering and redemption
             price ($257,289,011/12,097,603
             shares outstanding)                                         $21.27
                                                                         ------
                                                                         ------

(a)<F5> Percentages for the various classifications relate to net assets.
(b)<F6> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments are valued at amortized cost which approximates quoted market value.

                         BRANDYWINE FUNDS SHAREHOLDERS
                        EXPAND BOARD WITH SEASONED TEAM

   Shareholders in October approved increasing the number of directors from four to eight and elected six new board members, filling vacancies created by the retirements of longtime directors Stig Ramel and Jack Burris. We thought you might enjoy learning about your new board as we embark on a new year.

   ROBERT BIRCH -- Robert is Chairman and President of the New America High Income Fund, a high-yield bond fund traded on the New York Stock Exchange, adding fresh perspective to the Brandywine equity efforts. As a Scotsman, Robert (along with fellow Scotsman Quentin Jackson) fills a void left by outgoing Swede Stig Ramel by offering international insights, especially on the increasingly relevant European front.

   BILL D'ALONZO -- Bill's been involved with the Brandywine Funds since the very beginning. He started as a researcher with Friess Associates in 1981, became Chief Investment Officer in 1997 and is slated to become Chief Executive Officer in 2002.

   FOSTER FRIESS -- Foster founded Friess Associates and created the Brandywine Funds. He's been Chairman of the Board since the beginning. He also currently serves as Chairman and Chief Executive Officer of Friess Associates, LLC, the Funds' advisor. BusinessWeek wrote: "Friess may be the longest-surviving successful growth-stock picker, having navigated markets for 36 years."

   QUENTIN JACKSON -- Quentin assesses risk for a living. He's President and Chief Executive of Nuclear Electric Insurance Ltd., a multibillion-dollar company mutually owned by energy companies to provide property and accidental outage insurance to all operating nuclear power stations in the United States and some overseas, too. He offered an insightful risk assessment of your portfolio after September 11, and is an excellent source on the energy sector, which itself is a telling barometer for many other industries.

   STUART MCFARLAND -- As President and Chief Executive of Pedestal Inc., an Internet-based company that provides a trading platform for mortgage loans and mortgage-backed securities, Stuart knows a thing or two about markets. As for other investments, he held the same job titles at GE Capital Asset Management. Stuart also served as Chief Financial Officer of the Federal National Mortgage Association (Fannie Mae), giving him additional expertise on issues of capital markets, finance and federal regulation.

   DICK SCARLETT -- As Chief Executive of Wyoming's largest bank holding company, United Bancorporation of Wyoming, Dick offers expertise on regional and national economic matters and possesses a strong background in commercial and real estate lending in the western U.S. One of the banks under the United umbrella, Jackson State Bank, has been recognized every year since 1998 as the best-performing subchapter-S bank with more than $300 million in assets based on returns on assets and equity.

   MARVIN "SKIP" SCHOENHALS -- Skip is Chairman and President of WSFS Financial Corporation. Skip's insights into Fed policy, money flows, commercial lending and other issues he confronts as Chief Executive of Delaware's second-largest independent bank (WSFS Bank) have already proved his importance to the Board. His re-election helps ensure a smooth transition with the new Board members.

   JIM ZUG -- A former Senior Partner and Managing Director, International at PricewaterhouseCoopers and its predecessor Coopers & Lybrand, Jim spent 36 years in the auditing business. He served large corporations in a variety of industries, including financial services clients such as mutual fund managers, venture capitalists and the International Monetary Fund.

                               BOARD OF DIRECTORS

                                Robert F. Birch
                             Chairman and President
                          New America High Income Fund
                             Boston, Massachusetts

                              William F. D'Alonzo
                            Chief Investment Officer
                       Friess Associates of Delaware, LLC
                              Wilmington, Delaware

                                Foster S. Friess
                                   President
                             Friess Associates, LLC
                                Jackson, Wyoming

                        Charles Quentin Sweeting Jackson
                         President and Chief Executive
                        Nuclear Electric Insurance Ltd.
                              Wilmington, Delaware

                              Stuart A. McFarland
                         President and Chief Executive
                                 Pedestal Inc.
                                 Washington, DC

                            W. Richard Scarlett, III
                          Chairman and Chief Executive
                     United Bancorporation of Wyoming, Inc.
                                Jackson, Wyoming

                              Marvin N. Schoenhals
                                    Chairman
                              WSFS Financial Corp.
                              Wilmington, Delaware

                                  James W. Zug
                             Former Senior Partner
                           PricewaterhouseCoopers LLP
                           Philadelphia, Pennsylvania

                      P.O. Box 4166, Greenville, DE 19807
(800) 656-3017              www.brandywinefunds.com           bfunds@friess.com

Investment Adviser: FRIESS ASSOCIATES, LLC
Investment Sub-Adviser: FRIESS ASSOCIATES OF DELAWARE, LLC
Custodian: U.S. BANK, NA
Transfer Agent: U.S. BANCORP FUND SERVICES, LLC
Independent Accountants: PRICEWATERHOUSECOOPERS LLP
Legal Counsel: FOLEY & LARDNER

   OFFICERS: Foster S. Friess, President and Treasurer; Lynda Campbell, Vice President and Secretary; William D'Alonzo, Vice President; Carl Gates, Vice President; and Paul Robinson, Vice President

              Report Staff: Chris Aregood, Chris Long, Adam Rieger

   This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of either Brandywine Fund or Brandywine Blue Fund unless accompanied or preceded by the Funds' current prospectus. Past performance is not indicative of future performance. Investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund holdings and sector weightings are subject to change at any time and are not recommendations to buy or sell any securities. As of 12/31/01 the Brandywine and Brandywine Blue Funds did not hold the securities discussed unless they are listed in the statements of net assets. Baseline Financial Services, Inc. (Baseline) provides analytical information and services to the investment community. Brandywine Fund's -12.68 percent total return for the quarter ended 9/30/01 placed it in the 3rd percent rank position among the 408 peers in Morningstar's mid-cap growth group.